Property, Plant and Equipment (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		$ 2,314	$ 2,150
Accumulated Depreciation		(1,778)	(1,580)
Property, Plant and Equipment, Net	$ 1,025	536	570
Office Furniture & Fixtures [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		291	287
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		224	224
Software [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		142	129
Production Equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		991	926
Computer Equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		357	277
Capital Lease Asset [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		$ 309	$ 307